      As filed with the Securities and Exchange Commission on May 26, 2004


                                                      1933 Act Reg. No. 33-66242
                                                      1940 Act Reg. No. 811-7890

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---



     Pre-Effective Amendment No.
                                  ---



     Post-Effective Amendment No.  17                                        X
                                  ---                                       ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                                          X
                                                                            ---


     Amendment No.  18                                                       X
                   ---                                                      ---


                        (Check appropriate box or boxes.)

                              AIM TAX-EXEMPT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

Lisa A. Moss, Esquire                                    Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                      1735 Market Street, 51st Floor
Houston, Texas  77046                      Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed
Public Offering:                      As soon as practicable after the effective
                                      date of this Amendment

It is proposed that this filing will become effective (check appropriate box)


          immediately upon filing pursuant to paragraph (b)
     ---


          60 days after filing pursuant to paragraph (a)(1)
     ---


      X   on July 30, 2004 pursuant to paragraph (a)(1)
     ---


          75 days after filing pursuant to paragraph (a)(2)
     ---


          on (date) pursuant to paragraph (a)(2) of Rule 485.
     ---


If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                                                  AIM TAX-FREE INTERMEDIATE FUND

                                                                     PROSPECTUS
                                                                  JULY 30, 2004

Institutional Class

AIM Tax-Free Intermediate Fund seeks to generate as high a level of tax-exempt income as is consistent with preservation of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Dividends and Distributions                          5

Suitability for Investors                            5

Special Tax Information Regarding the Fund           5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group, Inc. and AIM Funds Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in high-quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Municipal securities include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal securities.

    The fund may purchase municipal securities that meet certain quality criteria at the time of purchase, including: (1) securities rated within the three highest ratings by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization (NRSRO); (2) securities rated within the two highest ratings for short-term municipal obligations by Moody's or S&P or any other NRSRO; (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if (a) other municipal securities of the same issuer are rated A or better by a NRSRO, or (b) deemed by the portfolio managers to be of comparable quality. The fund will invest only in municipal securities that have maturities of ten and one-half years or less and will maintain a dollar-weighted average portfolio maturity of between three and seven and one-half years.

    The fund may invest (1) less than 25% of its total assets in securities of issuers located in the same state; (2) less than 25% of its total assets in industrial development bonds; (3) less than 25% of its total assets in securities, the interest on which is paid from revenues of similar type projects; and (4) up to 100% of its assets in securities in category three, if the principal and interest on the securities is guaranteed. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for preservation of capital. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases will cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

    The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Institutional Class shares of the fund commenced operations on July 30, 2004.

    The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for the fund are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................  -1.43%
1995...................................................................  10.21%
1996...................................................................   3.82%
1997...................................................................   7.27%
1998...................................................................   5.47%
1999...................................................................   0.09%
2000...................................................................   8.20%
2001...................................................................   4.46%
2002...................................................................   9.61%
2003...................................................................   [--%]


    The fund's Class A shares' year-to-date total return as of June 30, 2004 was [3.33]%.

    During the periods shown in the bar chart, Class A shares' highest quarterly return was [4.13%] (quarter ended [June 30, 2002]) and the lowest quarterly return of the fund's Class A shares was [-2.56%] (quarter ended [March 31, 1994]).

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's Class A shares performance to that of a broad-based securities market index, a style specific index and a peer group index. The indices may not reflect payment of fees, expenses or taxes.

    The fund is not managed to track the performance of any particular index, including the indicies shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indicies shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS      DATE
-----------------------------------------------------------------------------
Class A(1)                                                       05/11/87(1)
  Return Before Taxes             4.21%      5.26%      5.13%
  Return After Taxes on
     Distributions                4.21       5.25       5.12
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.18       5.11       5.03
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(2)                        5.31       5.83       6.03
Merrill Lynch 3-7 Year
  Municipal Index(3)              4.22       5.79       5.42
Lipper Intermediate Muni-Debt
  Fund Index(4)                   4.36       4.90       5.01
-----------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. Institutional Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Institutional Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is July 30, 2004.
(2) The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. The fund has also included the Merrill Lynch 3-7 Year Municipal Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Intermediate Muni-Debt Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds municipal bonds with maturities that range between 3 and 7 years.
(4) Lipper Intermediate Muni-Debt Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Intermediate Muni-Debt category. These funds invest in municipal debt issues with average maturities of five to 10 years.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from                                                    INSTITUTIONAL
your investment)                                                             CLASS
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                             None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
whichever is less)                                                              None
-----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------
                                                                            INSTITUTIONAL
(expenses that are deducted from fund assets)                                 CLASS
-----------------------------------------------------------------------------------------
Management Fees                                                                  0.29%

Distribution and/or
Service (12b-1) Fees                                                             None

Other Expenses(2)                                                               [0.09]

Total Annual Fund Operating Expenses                                            [0.38%]
-----------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Institutional Class                       [$138]    [$221]    [$311]    [$576]
-------------------------------------------------------------------------------

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [200] investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of [0.29]% of average daily net assets.

PORTFOLIO MANAGERS
The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1987.

- Stephen D. Turman, Portfolio Manager, who has been responsible for the fund since 1988 and has been associated with the advisor and/or its affiliates since 1985.

They are assisted by the Municipal Bond Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutional investors. Shares of the Institutional Class of the fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans, and the minimum initial investment requirement for all other investors for which the Institutional Class of the fund is available is $1 million.

    The Institutional Class of the fund is designed to be a convenient and economical vehicle in which institutions can invest in a portfolio of securities. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

SPECIAL TAX INFORMATION REGARDING THE FUND
In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

    You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

    To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         ------------------------------
                         AIM TAX-FREE INTERMEDIATE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2004, 2003, 2002 and 2001 has been
audited by                , whose report, along with the fund's financial
statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

    As of the date of this prospectus, Institutional Class shares had not yet commenced operations and therefore, financial information for the Institutional Class shares is not available.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                   ------------------------------------------------------------------------------
                                                     2004          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  11.06      $  11.17      $  10.71      $  11.13      $  11.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.48          0.45          0.49          0.48          0.49
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                  0.60         (0.12)         0.46         (0.41)         0.08
=================================================================================================================================
    Total from investment operations                                 1.08          0.33          0.95          0.07          0.57
=================================================================================================================================
Distributions to shareholders:
  From net investment income                                        (0.44)        (0.44)        (0.49)        (0.48)        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                   --            --            --         (0.01)           --
=================================================================================================================================
    Total distributions                                             (0.44)        (0.44)        (0.49)        (0.49)        (0.49)
=================================================================================================================================
Net asset value, end of period                                   $  11.70      $  11.06      $  11.17      $  10.71      $  11.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                      9.86%         2.99%         9.11%         0.70%         5.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $539,679      $678,800      $608,393      $353,130      $244,499
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                              0.38%(b)      0.38%         0.41%         0.42%         0.46%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                             4.10%(b)      4.00%         4.48%         4.45%         4.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                                 7%           58%           40%           50%           32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(b) Ratios are based on average daily net assets of $597,286,975.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database, on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Tax-Free Intermediate Fund
   SEC 1940 Act file number: 811-7890
----------------------------------------

AIMinvestments.com     TFI-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM TAX-EXEMPT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO (THE "FUND") OF AIM TAX-EXEMPT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                               ------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 30, 2004, RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS:

            FUND                                                       DATED
            ----                                                       -----
AIM TAX-FREE INTERMEDIATE FUND -                                  JULY 30, 2004
  INSTITUTIONAL CLASS SHARES

                              AIM TAX-EXEMPT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                       PAGE
GENERAL INFORMATION ABOUT THE TRUST................................................................      1
         Fund History..............................................................................      1
         Shares of Beneficial Interest.............................................................      1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS..............................................      3
         Classification............................................................................      3
         Investment Strategies and Risks...........................................................      3
                  Debt Investments.................................................................      5
                  Other Investments................................................................      9
                  Investment Techniques............................................................     10
                  Derivatives......................................................................     13
         Fund Policies.............................................................................     17
         Temporary Defensive Positions.............................................................     20

MANAGEMENT OF THE TRUST............................................................................     20
         Board of Trustees.........................................................................     20
         Management Information....................................................................     20
                  Trustee Ownership of Fund Shares.................................................     21
                  Factors Considered in Approving the Investment Advisory Agreement................     22
         Compensation..............................................................................     22
                  Retirement Plan For Trustees.....................................................     22
                  Deferred Compensation Agreements.................................................     23
                  Purchase of Class A Shares of the Funds at Net Asset Value.......................     23
         Codes of Ethics...........................................................................     23
         Proxy Voting Policies.....................................................................     23

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................................     24

INVESTMENT ADVISORY AND OTHER SERVICES.............................................................     24
         Investment Advisor........................................................................     24
         Service Agreements........................................................................     25
         Other Service Providers...................................................................     26

BROKERAGE ALLOCATION AND OTHER PRACTICES...........................................................     26
         Brokerage Transactions....................................................................     26
         Commissions...............................................................................     27
         Brokerage Selection.......................................................................     27
         Directed Brokerage (Research Services)....................................................     28
         Regular Brokers or Dealers................................................................     28
         Allocation of Portfolio Transactions......................................................     28

PURCHASE, REDEMPTION AND PRICING OF SHARES.........................................................     29
         Purchase and Redemption of Shares.........................................................     29
         Redemptions by the Fund...................................................................     29
         Offering Price............................................................................     30
         Redemption In Kind........................................................................     31
         Backup Withholding........................................................................     31

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...........................................................     32
         Dividends and Distributions...............................................................     32
         Tax Matters...............................................................................     32

DISTRIBUTION OF SECURITIES.........................................................................     37
         Distributor...............................................................................     37
CALCULATION OF PERFORMANCE DATA....................................................................     38
PENDING LITIGATION.................................................................................     44

APPENDICES:
RATINGS OF DEBT SECURITIES.........................................................................    A-1
TRUSTEES AND OFFICERS..............................................................................    B-1
TRUSTEE COMPENSATION TABLE.........................................................................    C-1
PROXY VOTING POLICIES..............................................................................    D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................................    E-1
MANAGEMENT FEES....................................................................................    F-1
ADMINISTRATIVE SERVICES FEES.......................................................................    G-1
BROKERAGE COMMISSIONS..............................................................................    H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS...    I-1
PERFORMANCE DATA...................................................................................    J-1
PENDING LITIGATION.................................................................................    K-1
FINANCIAL STATEMENTS...............................................................................     FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Tax-Exempt Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees ("the Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally incorporated on May 3, 1993 as AIM Tax-Exempt Funds, Inc. ("ATEF"), a Maryland corporation. The Trust reorganized as a Delaware business trust on June 1, 2000. Each Fund acquired all the assets and assumed all of the liabilities of the series portfolios with corresponding names of AIM Tax-Exempt Funds, Inc. All historical financial and other information contained in this Statement of Additional Information for periods prior to June 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof).

         On October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and AIM Funds Group ("AFG"), a Massachusetts business trust, AIM Tax-Exempt Cash Fund succeeded to the assets and assumed the liabilities of AFG's AIM Tax-Exempt Cash Fund (the "AFG Fund"). Similarly, on October 15, 1993, pursuant to an Agreement and Plan of Reorganization between ATEF and Tax-Free Investments Co., a Maryland corporation ("TFIC"), ATEF's AIM Tax-Free Intermediate Fund (named the Intermediate Portfolio prior to September 25, 1997) succeeded to the assets and assumed the liabilities of TFIC's Intermediate Portfolio (together with the AFG Fund, the "TFIC Predecessor Funds"). All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to such Funds is that of the TFIC Predecessor Funds.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate Classes of shares as follows:

                                                                               INVESTOR    INSTITUTIONAL
                   FUND           CLASS A    CLASS A3    CLASS B    CLASS C      CLASS         CLASS
--------------------------------------------------------------------------------------------------------
AIM High Income Municipal Fund       X                      X          X
--------------------------------------------------------------------------------------------------------
AIM Tax-Exempt Cash Fund             X                                             X
--------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund       X           X                                              X
--------------------------------------------------------------------------------------------------------

         This Statement of Additional Information relates solely to the Institutional Class of AIM Tax-Free Intermediate Fund.

         Each class of shares represents an interest in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights for any class of any Fund except that the Class B shares of AIM High Income Municipal Fund automatically convert to Class A shares. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds --Registered Trademark-- . The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Fund. The Fund may not use all of these techniques at any one time. The Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM TAX-EXEMPT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND              AIM TAX-FREE INTERMEDIATE FUND
-----------------------    ------------------------------
SECURITY/
INVESTMENT
TECHNIQUE
---------------------------------------------------------
                                 EQUITY INVESTMENTS

Common Stock
Preferred Stock
Convertible Securities
Alternative Equity
Securities

                                 FOREIGN INVESTMENTS

Foreign Securities
Foreign Government
Obligations
Foreign Exchange
Transactions

                                  DEBT INVESTMENTS

U.S. Government                           X
Obligations
Rule 2a-7 Requirements
Mortgage-Backed and                       X
Asset-Backed Securities
Collateralized Mortgage
Obligations
Bank Instruments
Commercial Instruments
Participation Interests
Municipal Securities                      X
Municipal Lease
Obligations
Investment Grade
Corporate Debt                            X
Obligations
Junk Bonds
                                  OTHER INVESTMENTS

REITs
Other Investment                          X
Companies
Defaulted Securities
Municipal Forward
Contracts
Variable or Floating                      X
Rate Instruments
Indexed Securities
Zero-Coupon and
Pay-in-Kind Securities
Synthetic Municipal
Instruments

                              AIM TAX-EXEMPT FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

         FUND              AIM TAX-FREE INTERMEDIATE FUND
-----------------------    ------------------------------
SECURITY/
INVESTMENT
TECHNIQUE
---------------------------------------------------------
                                INVESTMENT TECHNIQUES

Delayed Delivery                          X
Transactions
When-Issued Securities                    X
Short Sales                               X
Margin Transactions
Swap Agreements
Interfund Loans                           X
Borrowing                                 X
Lending Portfolio                         X
Securities
Repurchase Agreements                     X
Reverse Repurchase                        X
Agreements
Dollar Rolls
Illiquid Securities                       X
Rule 144A Securities                      X
Unseasoned Issuers
Sale of Money Market
Securities
Standby Commitments
                                     DERIVATIVES

Equity-Linked
Derivatives
Put Options
Call Options                              X
Straddles
Warrants                                  X
Futures Contracts and
Options on Futures
Contracts                                 X
Forward Currency
Contracts
Cover                                     X

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If the Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

                  MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

                  - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

                  - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

                  - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

                  - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

      The Fund also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

      Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

      Maturities. The Fund may invest only in Municipal Securities which have maturities of ten and one-half years or less, and will maintain a dollar weighted average maturity of more than three years and not more than seven and one-half years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

      (a)   the stated maturity of the instrument; or

      (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

      (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted.

      Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

      The Fund may purchase Municipal Securities which meet any of the following quality criteria:

      (a) They are rated within the three highest ratings for municipal obligations by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or have received a comparable rating from another NRSRO; or

      (b) They are rated within the two highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1 or MIG 2/VMIG 2/P-2), or S&P (SP-1/A-1 or SP-2/A-2), or have received a comparable rating from another NRSRO; or

      (c)   They are guaranteed as to payment of principal and interest by the
U. S. Government; or

      (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

      (e) They are not rated, if other Municipal Securities of the same issuer are rated A or better by Moody's or S&P, or have received a comparable rating from another NRSRO; or

      (f) They are not rated, but are determined by AIM to be of comparable quality to the rated obligations in which the Fund may invest.

      Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.


      Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet its obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

      The Fund will invest its assets so that 80% of the Fund's assets will be invested in securities that generate interest that is exempt from Federal income taxes. The Fund will seek to avoid the purchase of "private activity bonds" the interest on which could give rise to an alternative minimum tax liability for individuals and other noncorporate shareholders.

      There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

      The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by the Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.


      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets; and, (iii) other considerations deemed appropriate.

      The Fund may from time to time invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities, and repurchase agreements/reverse repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of at least $1.5 billion or more as of the date of their most recently published financial statements. The Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Fund generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

      Descriptions of debt securities ratings are found in Appendix A.


Other Investments

      OTHER INVESTMENT COMPANIES. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies.


      VARIABLE OR FLOATING RATE INSTRUMENTS. The Fund may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by the Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Fund.


Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Fund to dealers or issuers to acquire or sell municipal securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Fund may purchase municipal securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

      Investment in municipal securities on a delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery municipal securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery municipal securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

      The Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy-sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

      WHEN-ISSUED SECURITIES. Purchasing municipal securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

      The Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, the Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

      MARGIN TRANSACTIONS. The Fund will not purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

      INTERFUND LOANS. The Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of the Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

      BORROWING. The Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

      LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. The Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. The Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Fund may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

      The Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Fund's holdings of illiquid securities to determine what, if any, action is required to assure that the Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


Derivatives

      The Fund may invest in futures contracts, options on securities and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities).

      CALL OPTIONS. The Fund may invest in Call Options. A call option gives the purchaser the right to buy the underlying security or contract at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security or contract, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security or contract.

      A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

      Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

      Writing Options. The Fund may write call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security or contract alone. The Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security or contract above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security or contract decline.

      If an option that the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or contract during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or contract which will be increased or offset by the premium received. The Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security or contract. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or contract from being called or to permit the sale of the underlying security or contract. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or contract with either a different exercise price or expiration date, or both.

      Purchasing Options. The Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or contract at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security or contract. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase call options on underlying securities or contracts against which it has written other call options. For example, where the Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."


      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although the Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      The Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Fund will only enter into Futures Contracts that are traded domestically on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC").

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If the Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that the Fund enters into Futures Contracts and options on Futures Contracts traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      Pursuant to federal securities rules and regulations, the Fund's use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risk associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."


      COVER. Transactions using futures contracts and options (other than options purchased by the Fund) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Fund do not expose the Fund to an obligation to another party, but rather provide the Fund with a right to exercise, the Fund intends to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS AND FUTURES STRATEGIES. The use by the Fund of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities and/or contracts. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

      (5) As described above, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.


FUND POLICIES

      FUNDAMENTAL RESTRICTIONS. The Fund is subject to the following investment restrictions, which may be changed only by a vote of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


      (9) Under normal circumstances, the Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax.

      The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which AIM must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Fund. They may be changed for the Fund without approval of the Fund's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

      (1) For purposes of the fundamental restriction regarding issuer diversification for AIM Tax-Free Intermediate Fund, the Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

      (2) For purposes of the Fund's fundamental restriction with regard to investing at least 80% of its assets in investments the income from which is exempt from federal income tax, the term "assets" shall mean net assets, plus any borrowings for investment purposes.

      CONCENTRATION OF INVESTMENTS. For purposes of the Fund's fundamental restriction regarding industry concentration, the Fund will not: invest 25% or more of its assets in (1) securities whose issuers are located in the same state; (2) securities the interest upon which is paid from revenues of similar type projects; and (3) industrial development bonds.

      The policy described in (2) above for the Fund does not apply if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.


TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Fund and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

      The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

      The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) assisting, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by each Fund independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended March 31, 2004, the Audit Committee held [nine] meetings.

      The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.

      The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2004, the Governance Committee held [five] meetings.

      Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

      The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended March 31, 2004, the Investments Committee held [four] meetings.

      The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended March 31, 2004, the Valuation Committee held [one] meeting.

      The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended March 31, 2004, the Special Committee Relating to Market Timing Issues held [three] meetings.

Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

      The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Fund by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Fund, as applicable, including: the requirements of the Fund for investment supervisory and administrative services; the quality of the Advisor's services, including a review of the Fund's investment performance if applicable and the Advisor's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to the Advisor's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by the Advisor; the Advisor's profitability; the benefits received by the Advisor from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of the Advisor and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and the Advisor.


      In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

      After consideration of these factors, the Board found that with respect to the Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Fund's Advisory Agreement was in the best interests of the Fund and its shareholders and continued the Agreement for an additional year.

COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

      Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

      The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser or
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

      Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

      The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

      AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

      The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over [200] investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

      As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

      AIM is also responsible for furnishing to the Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct its business effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

      The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

      Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                                           NET ASSETS            ANNUAL RATE
                                  ---------------------------    -----------
AIM Tax-Free Intermediate Fund    First $500 million                0.30%
                                  Over $500 million up to and       0.25%
                                  including $1 billion
                                  Over $1 billion                   0.20%

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval of the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investments Strategies and Risks - Other Investments - Other Investment Companies."

      The management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund for the last three fiscal years ended March 31 are found in Appendix F.

      SECURITIES LENDING ARRANGEMENTS. If the Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if the Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

      Administrative services fees paid to AIM by the Fund for the last three fiscal years ended March 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

      TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Fund.

      The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

      It is anticipated that most investors will perform their sub-accounting.

      CUSTODIANS. The Bank of New York (the "Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for purchases of shares of the Funds.

      Under its contract with the Trust, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected_________ ___________________ , as the independent public accountants to audit the financial statements of the Fund.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

      AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Brokerage commissions, if any, paid by the Fund for the last three fiscal years ended March 31 are found in Appendix H.

COMMISSIONS

      During the last three fiscal years ended March 31, the Fund did not pay brokerage commissions to brokers affiliated with the Fund, AIM, AIM Distributors, or any affiliates of such entities.

      The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to certain other Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

      Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Fund to purchase municipal securities being publicly underwritten by such syndicate, and the Fund may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Fund may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Board and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

      Directed brokerage (research services) paid by the Fund during the last fiscal year ended March 31, 2004 are found in Appendix I.

REGULAR BROKERS OR DEALERS

      Information concerning the Fund's acquisition of securities of its regular brokers or dealers during the last fiscal year ended March 31, 2004 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

      Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

      Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

      A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

      An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

      Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

      AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

      Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUND

      If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

      Additional information regarding purchases and redemptions is located in the Fund's prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

      ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

      Shares of the Institutional Class of the Fund are offered at net asset value.

      The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

      Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. The Fund values all variable rate securities with an unconditional demand or put feature exerciseable within seven (7) days or less are valued at par, which reflects the market value of such securities.

      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board.

REDEMPTION IN KIND

      Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). The Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must, withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund;

      2.    the IRS notifies the Fund that the investor furnished an incorrect
            TIN;

      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of the Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Fund's intention to distribute a significant portion of its net investment income and realized net capital gains [BY THE END OF EACH TAXABLE year]. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

      Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Dividends begin accruing on the first business day following the day on which a purchase order for shares settles (is paid for), and accrue through the day on which a redemption order is processed. Thus, if a purchase order settles on Friday, dividends will generally begin accruing on the following Monday.


TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock or securities (the "Income Requirement"). Under certain circumstances, the Fund may be required to sell portfolio holdings to meet this requirement.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. The Fund may not rely on informal rulings of the IRS, so the Fund may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

      Certain hedging transactions that may be engaged in by the Fund (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

      Some of the options and futures contracts that the Fund may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss.


      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      The Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Fund may elect to pay a minimal amount of excise tax.

      FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

      The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Funds' fiscal year ending March 31, 2004 may be taxable at a maximum rate of 20%. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Ordinary income dividends paid by the Fund to individuals and other non-corporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations [and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends]. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by the Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

      Distributions by the Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

      Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


      BACKUP WITHHOLDING. The Fund may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

      If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

      Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 30, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income, exempt-interest and capital gain dividends differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

      The Trust has entered into master distribution agreements, as amended, relating to the Fund (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker dealers and with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.


      The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment.

      AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount that the Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing the Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                        n
                                   P(1+T)=ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).

         The average annual total returns for the Fund, with respect to its Institutional Class shares, for the one and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

         Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of the Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                   P(1+U)=ERV

Where           P      =     a hypothetical initial payment of $1,000;
                U      =     average annual total return assuming payment of
                             only a stated portion of, or none of, the
                             applicable maximum sales load at the beginning of
                             the stated period;
                n      =     number of years; and
                ERV    =     ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =     a hypothetical initial payment of $1,000;
                V      =     cumulative total return assuming payment of all of,
                             a stated portion of, or none of, the applicable
                             maximum sales load at the beginning of the stated
                             period; and
                ERV    =     ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         The cumulative total returns for the Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Calculation of Certain Performance Data

         The Institutional Class shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Institutional Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflect the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Institutional Class shares.

         A restated or blended performance calculation may be used to derive (i) the Fund's standardized average annual total returns over one, five and ten years (or since inception if less than ten years), and (ii) the Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         The Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                  P(1+T) = ATV
                                              D

Where           P      =     a hypothetical initial payment of $1,000;
                T      =     average annual total return (after taxes on
                             distributions);
                n      =     number of years; and
                ATV    =     ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         The Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P      =     a hypothetical initial payment of $1,000;
                T      =     average annual total return (after taxes on
                             distributions and redemption);
                n      =     number of years; and
                ATV    =     ending value of a hypothetical $1,000 payment made
                   DR        at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of the Fund's shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are found in Appendix J.

Yield Quotations

         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         The Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         The Fund may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for the Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1)-1]

Where           a      =     dividends and interest earned during a stated
                             30-day period. For purposes of this calculation,
                             dividends are accrued rather than recorded on the
                             ex-dividend date. Interest earned under this
                             formula must generally be calculated based on the
                             yield to maturity of each obligation (or, if more
                             appropriate, based on yield to call date).
                b      =     expenses accrued during period (net of
                             reimbursements).
                c      =     the average daily number of shares outstanding
                             during the period that were entitled to receive
                             dividends.
                d      =     the maximum offering price per share on the last
                             day of the period

         The yield and corresponding tax-equivalent yield for the Fund is found in Appendix J. In addition, the distribution rate for the Fund is found in Appendix J.


Performance Information

         All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund's published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:

Advertising Age                    Forbes                              Nation's Business
Barron's                           Fortune                             New York Times
Best's Review                      Hartford Courant                    Pension World
Bloomberg                          Inc.                                Pensions & Investments
Broker World                       Institutional Investor              Personal Investor
Business Week                      Insurance Forum                     Philadelphia Inquirer
Changing Times                     Insurance Week                      The Bond Buyer
Christian Science Monitor          Investor's Business Daily           USA Today
Consumer Reports                   Journal of the American             U.S. News & World Report
Economist                            Society of CLU & ChFC             Wall Street Journal
FACS of the Week                   Kiplinger Letter                    Washington Post
Financial Planning                 Money                               CNN
Financial Product News             Mutual Fund Forecaster              CNBC
Financial Services Week                                                PBS
Financial World

         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                                    Mutual Fund Values (Morningstar)
Bloomberg                                            Stanger
Donoghue's                                           Weisenberger
Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Brothers Municipal Bond Index, Lipper High Yield Municipal Debt Fund Index, Lipper Intermediate Muni-Debt Fund Index, Merrill Lynch 3-7 Year Municipal Index and Standard & Poor's 500 Index.

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation; Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Fund's portfolios.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION

         A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser, their former and/or current distributor and/or certain other related entities and individuals. Certain of these lawsuits are related to the claims concerning market timing activity filed by the SEC, the New York Attorney General and/or the State of Colorado against these parties. Other lawsuits allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. A list of such lawsuits that have been served, or for which service of process has been waived, as of May 11, 2004 is set forth in Appendix K."

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of April 30, 2004

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversees 111 portfolios in the AIM and INVESCO funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

                                    1993     Director and Chairman, A I M Management Group     None
Robert H. Graham(1) --  1946                 Inc. (financial services holding company);
Trustee, Chairman and                        Director and Vice Chairman, AMVESCAP PLC and
President                                    Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive           None
Trustee and Executive Vice                   Officer, A I M Management Group Inc. (financial
President                                    services holding company); Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment
                                             advisor) and A I M Distributors, Inc.
                                             (registered broker dealer); Director and
                                             Chairman, AIM Investment Services, Inc.
                                             (registered transfer agent), and Fund
                                             Management Company (registered broker dealer);
                                             and Chief Executive Officer, AMVESCAP PLC - AIM
                                             Division (parent of AIM and a global investment
                                             management firm)

                                             Formerly: Director, Chairman, President and

--------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc. and INVESCO Distributors, Inc.; Chief
                                             Executive Officer, AMVESCAP PLC - Managed
                                             Products; Chairman and Chief Executive Officer
                                             of NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.
INDEPENDENT TRUSTEES

Bob R. Baker - 1936                 2003     Retired                                           None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939             2001     Of Counsel, law firm of Baker & McKenzie          Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie  (registered investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning &        None
Trustee                                      Bunch Ltd., (investment banking firm); and
                                             Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

Bruce L. Crockett -- 1944           1993     Chairman, Crockett Technology Associates          ACE Limited
Trustee                                      (technology consulting company)                   (insurance company);
                                                                                               and Captaris, Inc.
                                                                                               (unified messaging
                                                                                               provider)

Albert R. Dowden -- 1941            2000     Director of a number of public and private        Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss         (Chairman)
                                             Group, Ltd. (private investment and management)   (registered
                                             and Magellan Insurance Company                    investment company);
                                                                                               Annuity and Life Re
                                             Formerly:  Director, President and Chief          (Holdings), Ltd.
                                             Executive Officer, Volvo Group North America,     (insurance company)
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935         1998     Retired                                           None
Trustee                                      Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century     Administaff; and
Trustee                                      Group, Inc. (government affairs company) and      Discovery Global
                                             Texana Timber LP (sustainable forestry company)   Education Fund
                                                                                               (non-profit)

Carl Frischling -- 1937             1993     Partner, law firm of Kramer Levin Naftalis and    Cortland Trust, Inc.
Trustee                                      Frankel LLP                                       (registered
                                                                                               investment company)

Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San        General Chemical
Trustee                                      Diego, California)                                Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          1998     Formerly: Chief Executive Officer, YWCA of the    None
Trustee                                      USA

Lewis F. Pennock -- 1942            1993     Partner, law firm of Pennock & Cooper             None
Trustee

Ruth H. Quigley -- 1935             2001     Retired                                           None
Trustee

Louis S. Sklar -- 1939              1993     Executive Vice President, Development and         None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)


Larry Soll, Ph.D. - 1942            2003     Retired                                           None
Trustee

Robert G. Alley - 1948              1992     Managing Director, Chief Fixed Income Officer     N/A
Vice President                               and Senior Investment Officer, A I M Capital
                                             Management, Inc. and Vice President, A I M
                                             Advisors, Inc.

                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                       OTHER TRUSTEESHIP(S)
             TRUST                 SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Kevin M. Carome -- 1956             2003     Director, Senior Vice President, Secretary and    N/A
Senior Vice President, Chief                 General Counsel, A I M Management Group Inc.
Legal Officer and Secretary                  (financial services holding company) and A I M
                                             Advisors, Inc.; and Vice President, A I M
                                             Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services,
                                             Inc.; Director, Vice President and
                                             General Counsel, Fund Management
                                             Company Formerly: Senior Vice
                                             President and General Counsel,
                                             Liberty Financial Companies, Inc.;
                                             and Senior Vice President and
                                             General Counsel, Liberty Funds
                                             Group, LLC

Stuart W. Coco -- 1955              1993     Managing Director and Director of Money Market    N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1993     Vice President and Chief Compliance Officer,      N/A
Vice President                               A I M Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President, AIM
                                             Investment Services, Inc.

Sidney Dilgren -- 1961              2004     Vice President and Fund Treasurer, A I M          N/A
Vice President and Treasurer                 Advisors, Inc.
                                             Formerly:  Vice President, A I M Distributors,
                                             Inc.; and Senior Vice President, AIM Investment
                                             Services, Inc.

Karen Dunn Kelley -- 1960           1993     Director of Cash Management, Managing Director    N/A
Vice President                               and Chief Cash Management Officer, A I M
                                             Capital Management, Inc.; Director and
                                             President, Fund Management Company; and Vice
                                             President, A I M Advisors, Inc.

Edgar M. Larsen -- 1940             2002     Director and Executive Vice President, A I M      N/A
Vice President                               Management Groups Inc.; Director and Senior
                                             Vice President, A I M Advisors, Inc.; and
                                             Director Chairman, President,
                                             Director of Investments, Chief
                                             Executive Officer and Chief
                                             Investment Officer, A I M Capital
                                             Management, Inc.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY TRUSTEE
                                    DOLLAR RANGE OF EQUITY SECURITIES              IN THE AIM FAMILY OF FUNDS
     NAME OF TRUSTEE                            PER FUND                            --REGISTERED TRADE MARK--
---------------------------------------------------------------------------------------------------------------
Robert H. Graham            [High Income Municipal           Over $100,000]               Over $100,000

                            [Tax-Exempt Cash                 Over $100,000]

                            [Tax-Free Intermediate           Over $100,000]

Mark H. Williamson                                [-0-]                                   Over $100,000

Bob R. Baker                                      [-0-]                                   Over $100,000

Frank S. Bayley                                  [- 0 -]                                $50,001 - $100,000

James T. Bunch                                    [-0-]                                   Over $100,000

Bruce L. Crockett                                [- 0 -]                                $10,001 - $50,000

Albert R. Dowden                                 [- 0 -]                                  Over $100,000

Edward K. Dunn, Jr.                              [- 0 -]                                 Over $100,000(3)

Jack M. Fields                                   [- 0 -]                                 Over $100,000(3)

Carl Frischling                                  [- 0 -]                                 Over $100,000(3)

Gerald J. Lewis                                   [-0-]                                 $50,001 - $100,000

Prema Mathai-Davis                               [- 0 -]                                 $1 - $10,000(3)

Lewis F. Pennock            [Tax-Free Intermediate            $1 - $10,000]             $50,001 - $100,000

Ruth H. Quigley                                   [-0-]                                    $1 - $10,000

Louis S. Sklar                                   [- 0 -]                                 Over $100,000(3)

Larry Soll, Ph.D.                                 [-0-]                                   Over $100,000


--------------------------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C
                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2003:

                                         RETIREMENT        ESTIMATED
                       AGGREGATE          BENEFITS           ANNUAL              TOTAL
                      COMPENSATION         ACCRUED          BENEFITS          COMPENSATION
                        FROM THE           BY ALL             UPON            FROM ALL AIM
     DIRECTOR           TRUST(1)        AIM FUNDS(2)     RETIREMENT(3)          FUNDS(4)
------------------------------------------------------------------------------------------
Bob R. Baker(5)             $           $     32,635     $     114,131        $    154,554
Frank S. Bayley                              131,228            90,000             159,000
James T. Bunch(5)                             20,436            90,000             138,679
Bruce L. Crockett                             46,000            90,000             160,000
Albert R. Dowden                              57,716            90,000             159,000
Edward K. Dunn, Jr.                           94,860            90,000             160,000
Jack M. Fields                                28,036            90,000             159,000
Carl Frischling(6)                            40,447            90,000             160,000
Gerald J. Lewis(5)                            20,436            90,000             142,054
Prema Mathai-Davis                            33,142            90,000             160,000
Lewis F. Pennock                              49,610            90,000             160,000
Ruth H. Quigley                              126,050            90,000             160,000
Louis S. Sklar                                72,786            90,000             160,000
Larry Soll(5)                                 48,830           108,090             140,429

(1) Amounts shown are based on the fiscal year ended March 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended March 31, 2004, including earnings thereon, was $___.

(2) During the fiscal year ended March 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $___.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.

(4) All trustees currently serve as trustees of nineteen registered investment companies advised by AIM.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.

(6) During the fiscal year ended March 31, 2004, the Trust paid $___ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES (FOR ALL FUNDS OTHER THAN AIM REAL ESTATE FUND)

Reviewed and approved by the AIM Funds Board of Directors/Trustees February 19, 2004 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003, as revised effective January 8, 2004

A.    PROXY POLICIES

      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.    BOARDS OF DIRECTORS

            A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

            There are some actions by directors that should result in votes being withheld. These instances include directors who:

            - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

            - Attend less than 75 percent of the board and committee meetings without a valid excuse;

            - Implement or renew a dead-hand or modified dead-hand poison pill;

            -     Sit on the boards of an excessive number of companies;

            - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

            - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

            - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

            Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

            - Long-term financial performance of the target company relative to its industry;

            -     Management's track record;

            -     Portfolio manager's assessment;

            -     Qualifications of director nominees (both slates);

            - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

            -     Background to the proxy contest.

      II.   INDEPENDENT AUDITORS

            A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

            - It is not clear that the auditors will be able to fulfill their function;

            - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

            - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III.  COMPENSATION PROGRAMS

            Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

            - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

            - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

            - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

            - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

            - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.   CORPORATE MATTERS

            We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

            - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

            - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

            - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

            - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.    SHAREHOLDER PROPOSALS

            Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

            - We will generally abstain from shareholder social and environmental proposals.

            - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

            - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

            - We will generally vote for proposals to lower barriers to shareholder action.

            - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.   OTHER

            - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

            - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

            - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

      2. AIM will not publicly announce its voting intentions and the reasons therefore.

      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

TO THE EXTENT THAT A COMMITTEE MEMBER HAS ANY CONFLICT OF INTEREST WITH RESPECT TO A COMPANY OR AN ISSUE PRESENTED, THAT COMMITTEE MEMBER SHOULD INFORM THE PROXY COMMITTEE OF SUCH CONFLICT AND ABSTAIN FROM VOTING ON THAT COMPANY OR ISSUE.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

      All information listed below is as of July 14, 2004.

AIM HIGH INCOME MUNICIPAL FUND

                                              CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED           PERCENTAGE OWNED          PERCENTAGE OWNED
      NAME AND ADDRESS OF                           OF                        OF                         OF
      PRINCIPAL HOLDER                            RECORD                    RECORD                     RECORD
-------------------------------------------------------------------------------------------------------------------
Charles T. Bauer
c/o AIM Management Group Inc.
11 Greenway Plaza, Ste. 100
Houston, TX  77046-1173                          [5.21%*]                       -                          -
-------------------------------------------------------------------------------------------------------------------
Gary T. Crum
11 Greenway Plaza, Suite 1919                    [6.15%*]                       -                          -
Houston, TX  77046
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO the Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East                              -                     [13.28%]                   [19.34%]
2nd Floor
Jacksonville, FL  32246
-------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor
333 West 34th St.                                    -                      [5.88%]                        -
New York, NY  10001-24002
-------------------------------------------------------------------------------------------------------------------

*     Owned of record and beneficially.

AIM TAX-EXEMPT CASH FUND

                                                                CLASS A SHARES       INVESTOR CLASS SHARES**
------------------------------------------------------------------------------------------------------------
                                                              PERCENTAGE OWNED          PERCENTAGE OWNED
     NAME AND ADDRESS OF                                              OF                        OF
      PRINCIPAL HOLDER                                              RECORD                    RECORD
------------------------------------------------------------------------------------------------------------
Jonathan C. Schoolar, SEP Prop
6640 Dogwood Creek
Austin, TX  78746-1318                                            [15.44%]                    [N/A]
------------------------------------------------------------------------------------------------------------
Gary T. Crum
11 Greenway Plaza, Suite 1919
Houston, TX  77046                                                 [9.58%*]                   [N/A]
------------------------------------------------------------------------------------------------------------
CFP Holdings Ltd. (Partnership)
Attn:  Gary Crum
11 Greenway Plaza, Suite 1919                                      [9.22%]                    [N/A]
Houston, TX  77046-1100
------------------------------------------------------------------------------------------------------------
Serapis Ltd.
Robert H. Graham
Managing General Partner                                           [5.89%*]                   [N/A]
P. O. Box 1063
Houston, TX  77251-1063
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor
333 West 34th St.                                                  [5.17%                     [N/A]
New York, NY  10001-24002
------------------------------------------------------------------------------------------------------------

*     Owned of record and beneficially.


AIM TAX-FREE INTERMEDIATE FUND

                                                             CLASS A SHARES         CLASS A3        INSTITUTIONAL
                                                                                     SHARES         CLASS SHARES
-----------------------------------------------------------------------------------------------------------------
                                                               PERCENTAGE          PERCENTAGE        PERCENTAGE
                   NAME AND ADDRESS OF                          OWNED OF            OWNED OF          OWNED OF
                    PRINCIPAL HOLDER                             RECORD              RECORD            RECORD
-----------------------------------------------------------------------------------------------------------------
Charles T. Bauer
C/O AIM Management Group Inc.
11 Greenway Plaza, Ste. 100
Houston, TX  77046                                              [9.39%*]             [N/A]
-----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor                                 [9.52%]              [N/A]
333 West 34th St.
New York, NY  10001-24002
-----------------------------------------------------------------------------------------------------------------
Gary T. Crum
11 Greenway Plaza
Suite 100                                                       [5.02%]              [N/A]
Houston, TX  77046-1113
-----------------------------------------------------------------------------------------------------------------

                                                             CLASS A SHARES         CLASS A3        INSTITUTIONAL
                                                                                     SHARES         CLASS SHARES
-----------------------------------------------------------------------------------------------------------------
                                                               PERCENTAGE          PERCENTAGE        PERCENTAGE
                   NAME AND ADDRESS OF                          OWNED OF            OWNED OF          OWNED OF
                    PRINCIPAL HOLDER                             RECORD              RECORD            RECORD
-----------------------------------------------------------------------------------------------------------------
U.S. Bancorp Investments Inc.
100 South Fifth Street, Ste. 1400
Minneapolis, MN  55402-1217                                       [N/A]             [5.64%]

*     Owned of record and beneficially.

** Institutional Class shares of the Fund have not commenced operations as of the date of this Statement of Additional Information.

MANAGEMENT OWNERSHIP

      [As of July 14, 2004, the trustees and officers as a group owned less than 1% of the outstanding Class B, Class C and Class A3 shares of AIM High Income Municipal Fund. In addition, as of July 14, 2004, the trustees and officers as a group owned 10.25%, 5.28% and 6.92% of the outstanding Class A shares of AIM Tax-Exempt Cash Fund, AIM Tax-Free Intermediate Fund and AIM High Income Municipal Fund, respectively.]

                                   APPENDIX F

                                 MANAGEMENT FEES

      For the last three fiscal years ended March 31, the management fees payable by the Fund, the amounts waived by AIM and the net fees paid by the Fund were as follows:

      FUND NAME                         2004                                       2003
---------------------------------------------------------------------------------------------------------
                  MANAGEMENT FEE MANAGEMENT FEE NET MANAGEMENT MANAGEMENT FEE  MANAGEMENT  NET MANAGEMENT
                      PAYABLE        WAIVERS       FEE PAID        PAYABLE    FEE WAIVERS     FEE PAID
---------------------------------------------------------------------------------------------------------
AIM Tax-Free
Intermediate Fund $              $              $              $    1,755,643 $            $    1,755,643
---------------------------------------------------------------------------------------------------------

      FUND NAME                  2002
--------------------------------------------------------
                  MANAGEMENT  MANAGEMENT  NET MANAGEMENT
                  FEE PAYABLE FEE WAIVERS    FEE PAID
--------------------------------------------------------
AIM Tax-Free
Intermediate Fund $ 2,125,522   $-0-      $    2,125,522
--------------------------------------------------------

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

      The Fund paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:

FUND NAME                   2004        2003        2002
----------------------------------------------------------
AIM Tax-Free
Intermediate Fund         $           $125,375    $123,004

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

      During the last three fiscal years ended March 31, 2004 the Fund did not pay brokerage commissions.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

      During the last fiscal year ended March 31, 2004, the Fund did not pay directed brokerage commissions.

      During the last fiscal year ended March 31, 2004, the Fund did not purchase securities of its "regular" brokers or dealers.

                                   APPENDIX J

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception, if less than ten years) ended March 31 are as follows:

                                                         PERIODS ENDED
                                                         MARCH 31, 2004
                                                -------------------------------            SINCE        INCEPTION
         CLASS A SHARES:                        1 YEAR     5 YEARS     10 YEARS          INCEPTION         DATE
         --------------                         ------     -------     --------          ---------         ----
AIM Tax-Free Intermediate Fund                       %          %            %              N/A          05/11/87
                                                -----      -----        -----

         The average annual total returns including sales loads for the Fund, with respect to its Class A3 shares, for the one, five and ten year period (or since inception if less than ten years) ended March 31 are as follows:

                                                            PERIODS ENDED
                                                            MARCH 31, 2004*
                                                   ---------------------------------     SINCE         INCEPTION
         CLASS A3 SHARES:                          1 YEAR       5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------                           ------       -------     --------    ---------       ----
AIM Tax-Free Intermediate Fund                          %             %           %       N/A         05/11/87
                                                   -----        ------       -----

* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:

                                             PERIODS ENDED
                                             MARCH 31, 2004
                                    --------------------------------        SINCE        INCEPTION
         CLASS A SHARES:            1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------             ------       -------    --------      ---------         ----
AIM Tax-Free Intermediate Fund           %             %            %        N/A         05/11/87
                                    -----        ------     --------

         The cumulative total returns for the Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended March 31 are as follows:

                                               PERIODS ENDED
                                              MARCH 31, 2004*
                                     ---------------------------------      SINCE       INCEPTION
         CLASS A3 SHARES:            1 YEAR       5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------             ------       -------     --------    ---------       ----
AIM Tax-Free Intermediate Fund           %               %            %      N/A          05/11/87
                                      ---         -------     -------

* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:

                                              PERIODS ENDED
                                              MARCH 31, 2004
                                     --------------------------------        SINCE        INCEPTION
         CLASS A SHARES              1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         --------------              ------       -------    --------      ---------         ----
AIM Tax-Free Intermediate Fund             %            %           %          N/A         05/11/87
                                     ------       ------     -------

         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended March 31 are as follows:

                                              PERIODS ENDED
                                             MARCH 31, 2004*
                                    ---------------------------------      SINCE       INCEPTION
         CLASS A3 SHARES:           1 YEAR       5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------            ------       -------     --------    ---------       ----
AIM Tax-Free Intermediate Fund           %             %            %       N/A         05/11/87
                                    -----        ------      ------

* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for the Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended March 31 are as follows:


                                              PERIODS ENDED
                                             MARCH 31, 2004
                                                                            SINCE        INCEPTION
         CLASS A SHARES:            1 YEAR       5 YEARS    10 YEARS      INCEPTION         DATE
         ---------------            ------       -------    --------      ---------         ----
AIM Tax-Free Intermediate Fund            %            %           %         N/A         05/11/87
                                    ------       ------     ------

         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended March 31 are as follows:

                                              PERIODS ENDED
                                             MARCH 31, 2004*
                                    ---------------------------------      SINCE       INCEPTION
         CLASS A3 SHARES:           1 YEAR      5 YEARS      10 YEARS    INCEPTION       DATE**
         ---------------            ------      -------      --------    ---------       ----
AIM Tax-Free Intermediate Fund            %            %            %       N/A        05/11/87
                                    ------      -------      -------

* The returns shown for the one year period are the historical returns of the Fund's Class A3 shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares.

** The inception date shown in the table is that of AIM Tax-Free Intermediate Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

YIELDS

         The yield and corresponding tax-equivalent yield for the Fund are as follows:

                                               30 DAYS ENDED
                                              MARCH 31, 2004
                                         -------------------------
                                         CLASS A          CLASS A3
                                         -------          --------
AIM Tax-Free Intermediate Fund
         30-Day Yield                          %                 %
                                          -----            ------
         Tax-Equivalent Yield(1)               %                 %
                                          -----            ------

DISTRIBUTION RATES

       The distribution rates for the Fund are as follows:

                                                  30 DAYS ENDED
                                                  MARCH 31, 2004
                                               --------------------
                                               CLASS A     CLASS A3
                                               -------     --------
AIM Tax-Free Intermediate Fund                       %           %
                                               ------      ------

                                   APPENDIX K
                               PENDING LITIGATION

         The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, INVESCO Funds Group, Inc. ("INVESCO"), A I M Advisors, Inc. ("AIM"), A I M Management Group Inc. ("AIM Management"), AMVESCAP PLC ("AMVESCAP") and/or certain related entities and individuals and are related to the claims concerning market timing activity filed by the SEC, the New York Attorney General and/or the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of May 11, 2004.

         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY

         INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"),

         AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained;

         disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S.

         GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH and GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York

         (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC,

         INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of INVESCO, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors") and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of May 11, 2004.

         LAURA FROEMLING Custodian FBO TODD M. FROEMLING, TODD M. FROEMLING, RICHARD NELSON AND WILLIAM WILSON v. AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the Circuit Court of Madison County, State of Illinois (Case No. 04-L-322), filed on April 6, 2004. This claim alleges breach of contract. The plaintiffs in this case are seeking: damages; injunctive relief; prospective relief in the form of reduced fees; and costs and expenses, including counsel fees.

         RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act. The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER and RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8: 04CV978-T24 TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8: 04CV977-T17 MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

Additional lawsuits arising out of the above circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                              FINANCIAL STATEMENTS

                                       FS

                                     PART C
                                OTHER INFORMATION



Item 23.         Exhibits

a   (1)  --       (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002.(12)

         -- (b) Amendment No. 1 dated August 8, 2002 to Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(13)

         -- (c) Amendment No. 2 dated May 14, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(14)


         -- (d) Amendment No. 3, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(15)


         -- (e) Amendment No. 4, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(15)


b        --       Amended and Restated Bylaws of AIM Tax-Exempt Funds adopted effective May 15, 2002.(12)

c        --       Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust and Articles IV, V and VI of the Amended and Restated By-Laws as previously filed, define rights of holders of shares.

d   (1)  --       (a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(9)

                  (b) Amendment No. 1, dated September 10, 2001, to Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(12)

e   (1)  --       (a) First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Registrant (on behalf of its Class
                  A and Class C Shares) and A I M Distributors, Inc.(9)

                  (b) Amendment No. 1, dated September 10, 2001 to First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(12)

                  (c) Amendment No. 2, dated October 31, 2002 to First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(14)

                  (d) Amendment No. 3, dated July 21, 2003 to First Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A, Class A3 and Class C Shares) and A I M Distributors, Inc.(14)


    (2)  --       (a) Amended and Restated Master Distribution Agreement (all
                  Classes of Shares except Class B shares), dated August 18,
                  2003, between Registrant and A I M Distributors, Inc.(15)

         -- (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


    (3)  --       (a) Amended and Restated Master Distribution Agreement dated
                  August 18, 2003, between Registrant (on behalf of its Class B
                  Shares) and A I M Distributors, Inc.(15)


         -- (b) Amendment No. 1,dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (d) Amendment No. 3, dated November 3, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)


         -- (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B Shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.(15)

    (4)  --       Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers.(10)


    (5)  --       Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(5)


f   (1)  --       AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001.(14)

    (2)  --       Form of AIM Funds Director Deferred Compensation Agreement, as
                  amended March 7, 2000, September 28, 2001 and September 26,
                  2002.(14)

g        --       Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York.(2)

h   (1)  --       (a) Transfer Agency and Service Agreement, dated June 1, 2000, between Registrant and A I M Fund Services, Inc.(9)

         -- (b) Amendment No. 1, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated June 1, 2000, between Registrant and A I M Fund Services, Inc.(9)

                  (c) Amendment No. 2, dated March 4, 2002, to the Transfer Agency and Service Agreement, dated June1, 2000 between Registrant and A I M Fund Services, Inc.(12)

                  (d) Amendment No. 3, dated October 31, 2002, to the Transfer Agency and Service Agreement, dated June 1, 2000 between Registrant and A I M Fund Services, Inc.(14)

         -- (e) Amendment No. 4, dated May 14, 2003, to the Transfer Agency and Service Agreement, dated June 1, 2000, between Registrant and A I M Fund Services, Inc.(14)

         -- (f) Amendment No. 5, dated June 11, 2003, to the Transfer Agency and Service Agreement, dated June 1, 2000, between Registrant and A I M Fund Services, Inc.(14)

    (2)  --       (a) Master Administrative Services Agreement, dated June 1,
                  2000, between Registrant and A I M Advisors, Inc.(9)

         -- (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(11)

                  (c) Amendment No. 2, dated September 10, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(12)

    (3)  --       Memorandum of Agreement regarding securities lending, dated
                  June 1, 2000, between Registrant, with respect to all Funds, and A I M Advisors, Inc.(10)

    (4)  --       Memorandum of Agreement regarding fee waivers, dated July 1,
                  2003, between Registrant on behalf of AIM Tax-Exempt Cash Fund and A I M Distributors, Inc.(14)

    (5)  --       Memorandum of Agreement regarding expense limitations, dated
                  June 11, 2003, between Registrant on behalf of AIM Tax-Exempt
                  Cash Fund and A I M Advisors, Inc.(14)


i        --       Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                  LLP.(15)


j        --       Consent of Ernst & Young LLP to be filed by amendment.

k        --       Omitted Financial Statements - None.

l        --       Initial Capitalization Agreement, dated January 2, 1998, for
                  Registrant's AIM High Income Municipal Fund.(5)


m   (1)  --       Third Amended and Restated Master Distribution Plan, dated as of July 21, 2003, for Registrant's Class A, Class A3, Class C and Investor Class Shares.


    (2)  --       (a) Amended and Restated Master Distribution Plan (Class A
                  Shares), effective as of August 18, 2003.(15)


         -- (b) Amendment No. 1, dated October 29, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(14)


         -- (c) Amendment No. 2, dated November 4, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(15)


         -- (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(15)


         -- (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(15)


         -- (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(15)


    (3)  --       Amended and Restated Master Distribution Plan (Class A3
                  Shares), effective August 18, 2003.(15)


    (4)  --       (a) Amended and Restated Master Distribution Plan (Class B
                  Shares) (Securitization Feature), effective as of August 18,
                  2003.(15)


         -- (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(15)


         -- (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(15)


         -- (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(15)


         -- (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(15)


         -- (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(15)


    (5)  --       (a) Amended and Restated Master Distribution Plan (Class C
                  Shares), effective as of August 18, 2003.(15)


         -- (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(15)

         -- (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(15)


         -- (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(15)


         -- (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(15)


         -- (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(15)


    (6)  --       (a) Amended and Restated Master Distribution Plan (Investor
                  Class Shares), effective as of August 18, 2003.(15)


         -- (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares).(15)


         -- (c) Amendment No. 2, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares).(15)


    (7)  --       Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares) to be used in connection with Registrant's Master Distribution Plans.(10)


    (8)  --       Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A3 Shares) to be used in connection with Registrant's Master Distribution Plans.(15)


    (9)  --       Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares) to be used in connection with Registrant's Master Distribution Plans.(15)


    (10) -- Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Investor Class Shares) to be used in connection with Registrant's Master Distribution Plans.(15)


n   (1)  --       Fourth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective December 12,
                  2001, as amended and restated effective August 18, 2003.(15)


n   (2)  --       Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective December 12,
                  2001, as amended and restated effective May 12, 2004.(15)


o        --       Reserved.


p   (1)  --       The A I M Management Group Inc. Code of Ethics adopted May 1,
                  1981,as last amended June 10, 2003, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(14)

    (2)  --       AIM Funds Code of Ethics of AIM Tax-Exempt Funds, effective as of September 23, 2000.(10)


----------

    (1) Incorporated herein by reference to PEA No. 3, filed electronically on July 27, 1995.

    (2) Incorporated herein by reference to PEA No. 4, filed electronically on July 26, 1996.

    (3) Incorporated herein by reference to PEA No. 5, filed electronically on July 29, 1997.

    (4) Incorporated herein by reference to PEA No. 6, filed electronically on October 7, 1997.

    (5) Incorporated herein by reference to PEA No. 7, filed electronically on July 29, 1998.

    (6) Incorporated herein by reference to PEA No. 8, filed electronically on July 18, 1999.

    (7) Incorporated herein by reference to PEA No. 9, filed electronically on March 24, 2000.

    (8) Incorporated herein by reference to PEA No. 10, filed electronically on May 22, 2000.

    (9) Incorporated herein by reference to PEA No. 11, filed electronically on July 26, 2000.

    (10) Incorporated herein by reference to PEA No. 12, filed electronically on May 31, 2001.

    (11) Incorporated herein by reference to PEA No. 13, filed electronically on July 27, 2001.

    (12) Incorporated herein by reference to PEA No. 14, filed electronically on July 25, 2002.


    (13) Incorporated herein by reference to PEA No. 15, filed electronically on August 28, 2002.


    (14) Incorporated herein by reference to PEA No. 16, filed electronically on July 7, 2003.


    (15) Filed herewith electronically.



Item 24.               Persons Controlled by or Under Common Control With the
                       Fund

                 None.

Item 25.               Indemnification

                  The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

                  A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

                  Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.


Item 26.               Business and Other Connections of Investment Advisor


                  The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.               Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:



                 AIM Combination Stock & Bond Funds          AIM Investment Funds
                 AIM Counselor Series Trust                  AIM Investment Securities Fund
                 AIM Equity Funds                            AIM Sector Funds
                 AIM Floating Rate Fund                      AIM Special Opportunities Funds
                 AIM Funds Group                             AIM Stock Funds
                 AIM Growth Series                           AIM Summit Fund
                 AIM International Mutual Funds              AIM Variable Insurance Funds

(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.


Name and Principal                           Positions and Officers with                Positions and Offices
Business Address*                                     Underwriter                          with Registrant
------------------                           ---------------------------                ---------------------
Gene L. Needles                          Chairman, Director, President &        None
---------------------                    Chief Executive Officer

Mark H. Williamson                       Director                               Trustee & Executive Vice
---------------------                                                           President

John S. Cooper                           Executive Vice President               None
---------------------

Marilyn M. Miller                        Executive Vice President               None
---------------------

James L. Salners                         Executive Vice President               None
---------------------

James E. Stueve                          Executive Vice President               None
---------------------

Raymond R. Cunningham                    Senior Vice President                  None
---------------------

Glenda A. Dayton                         Senior Vice President                  None
---------------------

Gary K. Wendler                          Senior Vice President                  None
---------------------

Stephen H. Bitteker                      First  Vice President                  None
---------------------

Kevin M. Carome                          Vice President                         Senior Vice President & Chief
---------------------                                                           Legal Officer

Mary A. Corcoran                         Vice President                         None
---------------------

Sidney M. Dilgren                        Vice President                         Vice President & Treasurer
---------------------

Dawn M. Hawley                           Vice President & Treasurer             None
---------------------

Ofelia M. Mayo                           Vice President, General Counsel &      Assistant Secretary
---------------------                    Assistant Secretary

Kim T. McAuliffe                         Vice President                         None
---------------------

Linda L. Warriner                        Vice President                         None
---------------------

Rebecca Starling-Klatt                   Assistant Vice President & Chief       None
---------------------                    Compliance Officer

Kathleen J. Pflueger                     Secretary                              Assistant Secretary
---------------------


-----------
*               11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)             Not applicable.

Item 28.               Location of Accounts and Records



                  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.





Item 29                Management Services

                  None.

Item 30.               Undertakings

                 Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of May, 2004.

                                       REGISTRANT: AIM TAX-EXEMPT FUNDS

                                               By: /s/ Robert H. Graham
                                                   ----------------------------
                                                   Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


     SIGNATURES                         TITLE                          DATE
     ----------                         -----                          ----
    /s/ Robert H. Graham         Chairman, Trustee & President     May 27, 2004
    -----------------------      (Principal Executive Officer)
       (Robert H. Graham)

    /s/ Bob R. Baker*                      Trustee                 May 27, 2004
    -----------------------
       (Bob R. Baker)

    /s/ Frank S. Bayley*                   Trustee                 May 27, 2004
    -----------------------
       (Frank S. Bayley)

    /s/ James T. Bunch*                    Trustee                 May 27, 2004
    -----------------------
       (James T. Bunch)

    /s/ Bruce L. Crockett*                 Trustee                 May 27, 2004
    -----------------------
       (Bruce L. Crockett)

    /s/ Albert R. Dowden*                  Trustee                 May 27, 2004
    -----------------------
       (Albert R. Dowden)

    /s/ Edward K. Dunn, Jr.*               Trustee                 May 27, 2004
    -----------------------
       (Edward K. Dunn, Jr.)

    /s/ Jack M. Fields*                    Trustee                 May 27, 2004
    -----------------------
       (Jack M. Fields)

    /s/ Carl Frischling*                   Trustee                 May 27, 2004
    -----------------------
       (Carl Frischling)

    /s/ Gerald J. Lewis*                   Trustee                 May 27, 2004
    -----------------------
       (Gerald J. Lewis)

    /s/ Prema Mathai-Davis*                Trustee                 May 27, 2004
    -----------------------
       (Prema Mathai-Davis)

    /s/ Lewis F. Pennock*                  Trustee                 May 27, 2004
    -----------------------
       (Lewis F. Pennock)

    /s/ Ruth H. Quigley*                   Trustee                 May 27, 2004
    -----------------------
       (Ruth H. Quigley)

         SIGNATURES                         TITLE                       DATE
         ----------                         -----                       ----

    /s/ Louis S. Sklar*                    Trustee                  May 27, 2004
    -----------------------
    (Louis S. Sklar)

    /s/ Larry Soll*                        Trustee                  May 27, 2004
    -----------------------
       (Larry Soll)

    /s/ Mark H. Williamson*               Trustee &                 May 27, 2004
    -----------------------        Executive Vice President
       (Mark H. Williamson)

    /s/ Sidney M. Dilgren          Vice President & Treasurer       May 27, 2004
    -----------------------        (Principal Financial and
       (Sidney M. Dilgren)            Accounting Officer)

*By /s/ Robert H. Graham
    -----------------------
    Robert H. Graham
    Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX


Exhibit
Number            Description
------            -----------
a(1)(d)           Amendment No. 3, dated June 11, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15, 2002

a(1)(e)           Amendment No. 4, dated December 10, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 14, 2002

e(2)(a)           Amended and Restated Master Distribution Agreement (all
                  Classes of Shares except Class B shares), dated August 18,
                  2003, between Registrant and A I M Distributors, Inc.

e(2)(b)           Amendment No. 1, dated October 29, 2003, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(2)(c)           Amendment No. 2, dated November 4, 2003, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(2)(d)           Amendment No. 3, dated November 20, 2003, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(2)(e)           Amendment No. 4, dated November 24, 2003, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(2)(f)           Amendment No. 5, dated November 25, 2003, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(2)(g)           Amendment No. 6, dated January 6, 2004, to the Amended and
                  Restated Master Distribution Agreement (all Classes of Shares except Class B Shares), dated August 18, 2003, between
                  Registrant and A I M Distributors, Inc.

e(3)(a)           Amended and Restated Master Distribution Agreement dated
                  August 18, 2003, between Registrant (on behalf of its Class B
                  Shares) and A I M Distributors, Inc.

e(3)(b)           Amendment No. 1,dated October 1, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

e(3)(c)           Amendment No. 2, dated October 29, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

e(3)(d)           Amendment No. 3, dated November 3, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors,
                  Inc.

Exhibit
Number            Description
------            -----------
e(3)(e)           Amendment No. 4, dated November 4, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

e(3)(f)           Amendment No. 5, dated November 20, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

e(3)(g)           Amendment No. 6, dated November 24, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

e(3)(h)           Amendment No. 7, dated November 25, 2003, to the Amended and
                  Restated Master Distribution Agreement (Class B Shares), dated
                  August 18, 2003, between Registrant and A I M Distributors, Inc.

i                 Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

m(1) Third Amended and Restated Master Distribution Plan, dated as of July 21, 2003, for Registrant's Class A, Class A3, Class C and Investor Class Shares

m(2)(a)           Amended and Restated Master Distribution Plan (Class A
                  Shares), effective as of August 18, 2003

m(2)(b)           Amendment No. 1, dated October 29, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(2)(c)           Amendment No. 2, dated November 4, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(2)(d)           Amendment No. 3, dated November 20, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(2)(e)           Amendment No. 4, dated November 24, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(2)(f)           Amendment No. 5, dated November 25, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(3)              Amended and Restated Master Distribution Plan (Class A3
                  Shares), effective August 18, 2003

m(4)(a)           Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature), effective as of August 18, 2003

m(4)(b)           Amendment No. 1, dated October 29, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

m(4)(c)           Amendment No. 2, dated November 4, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

m(4)(d)           Amendment No. 3, dated November 20, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

Exhibit
Number            Description
------            -----------
m(4)(e)           Amendment No. 4, dated November 24, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

m(4)(f)           Amendment No. 5, dated November 25, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class B Shares)
                  (Securitization Feature)

m(5)(a) Amended and Restated Master Distribution Plan (Class C Shares), effective as of August 18, 2003

m(5)(b)           Amendment No. 1, dated October 29, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(c)           Amendment No. 2, dated November 4, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(d)           Amendment No. 3, dated November 20, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(e)           Amendment No. 4, dated November 24, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(f)           Amendment No. 5, dated November 25, 2003, to the Registrant's
                  Amended and Restated Master Distribution Plan (Class C Shares)

m(6)(a)           Amended and Restated Master Distribution Plan (Investor Class
                  Shares), effective as of August 18, 2003

m(6)(b)           Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares)

m(6)(c)           Amendment No. 2, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Investor Class Shares)

m(7)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares) to be used in connection with Registrant's Master Distribution Plans

m(8)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A3 Shares) to be used in connection with Registrant's Master Distribution Plans

m(9)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares) to be used in connection with Registrant's Master Distribution Plans

m(10)             Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Investor Class Shares) to be used in connection with Registrant's Master Distribution Plans

n(1)              Fourth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective December 12,
                  2001, as amended and restated effective August 18, 2003

n(2)              Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark-- effective December 12,
                  2001, as amended and restated May 12, 2004